Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Revenues:
Total lease rental income		$ 194,901	$ 198,718
Management fees - non-leasing		744	532
Trading container margin		(155)	862
Gain on sale of owned fleet containers, net		9,548	15,913
Operating expenses:
Depreciation and amortization	[1]	71,838	72,493
General and administrative expense		13,119	11,527
Bad debt (recovery) expense, net		(305)	477
Container lessee default expense, net		39	120
Total operating expenses		104,659	101,309
Income from operations		100,379	114,716
Other (expense) income:
Interest expense		(42,130)	(35,309)
Other, net	[1]	1,822	(94)
Net other expense		(40,308)	(35,403)
Income before income taxes		60,071	79,313
Income tax expense		(1,476)	(1,639)
Net income		58,595	77,674
Less: Dividends on preferred shares		4,969	4,969
Net income attributable to common shareholders		$ 53,626	$ 72,705
Net income attributable to common shareholders per share:
Basic		$ 1.24	$ 1.50
Diluted		$ 1.22	$ 1.47
Weighted average shares outstanding (in thousands):
Basic		43,115	48,403
Diluted		43,850	49,303
Operating Leases - Owned Fleet
Revenues:
Total lease rental income	[1]	$ 145,324	$ 151,492
Operating Leases - Managed Fleet
Revenues:
Total lease rental income	[1]	11,110	12,641
Finance leases and container leaseback financing receivable - owned fleet
Revenues:
Total lease rental income	[1]	38,467	34,585
Trading Containers
Revenues:
Revenue		3,966	7,618
Cost of trading containers sold		(4,121)	(6,756)
Owned Fleet
Operating expenses:
Direct container expense - owned fleet		10,043	5,519
Managed Fleet
Operating expenses:
Distribution expense to managed fleet container investors		$ 9,925	$ 11,173

[1]	Amounts for the period ended March 31, 2022 have been reclassified to conform with the 2023 presentation (see Note 2 (f) “Reclassifications and Changes in Presentation”).